Income taxes (Schedule Of Income Tax Expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
The Netherlands	€ (4,539)	€ (1,938)	€ (110)
Other countries	(9,988)	(9,479)	(26,337)
Current	(14,527)	(11,417)	(26,447)
Deferred:
The Netherlands	0	0	0
Other countries	(3,042)	296	147
Income tax expense	€ (17,569)	€ (11,121)	€ (26,300)